SHARE-BASED COMPENSATION (Details 8)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 17, 2021	Jan. 29, 2021	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Weighted Average Risk Free Annual Interest Rate			0.13%
Weighted Average Expected Annual Dividend Yield			0.00%
Weighted Average Expected Stock Price Volatility			92.06%
Weighted Average Expected Life OF Warrants			1 year
Weighted Average Risk Free Annual Interest Rate	0.06%
Weighted Average Expected Annual Dividend Yield	0.00%
Weighted Average Expected Stock Price Volatility	175.50%
Weighted Average Expected Life of Warrants	1 year
Medmen Enterprises Inc. [Member]
Weighted Average Risk Free Annual Interest Rate				0.13%	2.20%
Weighted Average Expected Annual Dividend Yield				0.00%	0.00%
Weighted Average Expected Stock Price Volatility				92.06%	88.19%
Weighted Average Expected Life OF Warrants				1 year	1 year
Weighted Average Risk Free Annual Interest Rate		0.06%
Weighted Average Expected Annual Dividend Yield		0.00%
Weighted Average Expected Stock Price Volatility		175.50%
Weighted Average Expected Life of Warrants		1 year